Financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments [Text Block]

28. Financial instruments

(a) Financial assets and liabilities by categories

	Fair value through profit or loss	Amortized cost	Carrying value	Fair value
As at December 31, 2024	$	$	$	$

Financial assets:

Cash and cash equivalents	‐	105,775	105,775	105,775
Accounts receivable	‐	104	104	104
Marketable securities [1]	1,509	‐	1,509	1,509
Total financial assets	1,509	105,879	107,388	107,388

Financial liabilities:
Accounts payable and accrued liabilities [2]	16,223	48,125	64,348	64,348
Lease liabilities	‐	38,872	38,872	38,872
Deferred consideration	‐	50,109	50,109	50,109
Contingent consideration	16,873	‐	16,873	16,873
Nkran royalty	4,388	‐	4,388	4,388
Other non‐current liabilities [2]	4,939	‐	4,939	4,939
Total financial liabilities	42,423	137,106	179,529	179,529

[1] Marketable securtities are presented within prepaid expenses and other in the Statement of Financial Position.

[2] Accounts payable and other non‐current liabilities include long‐term incentive plan and gold hedge instrument liabilities, which are measured at fair value through profit or loss .

	Fair value through profit or loss	Amortized cost	Carrying value	Fair value
As at December 31, 2023	$	$	$	$
Financial assets:
Cash and cash equivalents	‐	55,270	55,270	55,270
Receivables and receivable due from related party	‐	1,060	1,060	1,060
Preferred shares in AGM JV	70,165	‐	70,165	70,165
Total financial assets	70,165	56,330	126,495	126,495

Financial liabilities:
Accounts payable, accrued liabilities and payable due to related party[1]	6,139	5,724	11,863	11,863
Long‐term incentive plan liabilities	318	‐	318	318
Lease liability	-	203	203	203
Total financial liabilities	6,457	5,927	12,384	12,384

[1] Accounts payable includes the current portion of long‐term incentive plan liabilities, which are measured at fair value through profit or loss.

(b) Derivative instruments

The Company's derivatives are comprised of ZCC gold hedging instruments. The losses on derivatives for the years ended December 31, 2024 and 2023 were comprised of the following:

	Year ended December 31,
	2024	2023
	$	$
Realized losses on ZCC gold hedges	9,515	‐
Unrealized losses on ZCC gold hedges	13,606	‐

(c) Fair value hierarchy

The categories of the fair value hierarchy that reflect the inputs to valuation techniques used to measure fair value are as follows:

Level 1: fair values based on unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3: fair values based on inputs for the asset or liability based on unobservable market data.

Long-term incentive plan liabilities, Contingent Consideration and the Nkran Royalty are recorded at fair value at the reporting date and fall within Level 3 of the fair value hierarchy. The ZCC gold hedging instruments and marketable securities are also recorded at fair value at the reporting date and fall within Level 1 of the fair value hierarchy.

There were no transfers between the fair value levels during the years ended December 31, 2024 or 2023.

Refer to note 14 for a discussion on the valuation technique applied to the Contingent Consideration and Nkran Royalty. Long-term incentive plan liabilities are valued based on the number of outstanding vested awards multiplied by the Company's share price as of the reporting date. ZCC gold hedging instruments and marketable securities are valued using observable market prices.

(d) Financial instrument risks

The Company has exposure to risks of varying degrees of significance which could affect its ability to achieve its strategic objectives for growth and shareholder returns. The principal financial risks to which the Company is exposed are described as follows.

Credit risk

Credit risk is the risk of an unexpected loss if a customer or the issuer of a financial instrument fails to meet its contractual obligations. The Company is subject to credit risk on cash and cash equivalent balances held at banks in Canada, Isle of Man, and Ghana. The Company invests its cash and cash equivalents, which also has credit risk, with the objective of maintaining safety of principal and providing adequate liquidity to meet all current obligations. In making allocation decisions, management attempts to avoid unacceptable concentration of credit risk to any single counterparty. The risk of loss associated with cash investments is considered to be low as the majority of the Company's cash and cash equivalents are held with highly rated banking institutions.

As at December 31, 2024, the Company had an $8.3 million value added tax receivable due from the Government of Ghana (December 31, 2023 - nil).

The credit risk associated with value added tax receivables is considered to be low, based on historical collection experience. However, should the Government of Ghana not honour its commitments or default on its obligations, the Company may incur losses.

Liquidity risk

Liquidity risk encompasses the risk that the Company cannot meet its financial obligations as they fall due. The Company manages liquidity risk through a rigorous planning and budgeting process, which is reviewed and updated on a regular basis, to help determine the funding requirements to support current operations, expansion and development plans, and by managing the Company's capital structure. By managing liquidity risk, the Company aims to ensure that it will have sufficient liquidity to settle obligations and liabilities as they fall due.

Through a combination of the Company's cash balance and interest earned thereon and cash flows generated by the AGM, the Company believes it is in a position to meet all working capital requirements, contractual obligations, and commitments as they fall due. The Company's cash flows, however, and its ability to meet working capital requirements and contractual obligations are significantly influenced by the price of gold and the performance of the AGM. The Company manages its liquidity by ensuring that it can manage spending and provide adequate cash flow to meet all commitments.

As at December 31, 2024, after consideration of the financial liabilities assumed in the Acquisition, the Company continues to maintain its ability to meet its financial obligations as they come due.

Market Risk

(i) Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The average interest rate earned by the Company on its cash and cash equivalents during the year ended December 31, 2024 was 4.6% (year ended December 31, 2023 - 5.2%). A +/-1% change in short-term interest rates during the year would have resulted in a $1.2 million increase or decrease to the Company's interest income for the year ended December 31, 2024 (year ended December 31, 2023 - $0.6 million increase or decrease).

The Contingent Consideration and Nkran Royalty are financial liabilities measured at fair value through profit or loss with fair value determined by reference to a discounted cash flow model. Changes in interest rates would impact the discount rate applied to forecast future cash flows and accordingly the fair value of these financial liabilities. Any change in interest rates would therefore impact the Company's earnings, but would not impact cash payments required to be paid under the terms of the Acquisition agreement. The following table highlights the sensitivity of the fair values related to these financial liabilities for a 1% decrease (increase) in the underlying discount rate.

	Change in fair value
	1% increase to	1% decrease to
	discount rate	discount rate
	$	$
Contingent consideration	(612)	641
Nkran royalty	(218)	229

(ii) Foreign currency risk

The Company reports its financial statements in US dollars; however, the Company operates in Canada and Ghana which utilizes the Canadian dollar and Ghanaian Cedi, respectively. As a result, the financial results of the Company's operations as reported in US dollars are subject to changes in the value of the US dollar relative to local currencies. Since the Company's gold sales are denominated in US dollars and a portion of the Company's operating and capital costs are in local currencies, the Company may be negatively impacted by strengthening local currencies relative to the US dollar and positively impacted by the inverse.

As at December 31, 2024 and 2023, the Company's exposure to foreign currency risk was limited to the balances presented below. Acronyms of "GHS", "ZAR" and "XOF" refer to the Ghanaian Cedi, South African Rand and West African Franc, respectively.

	Foreign currency amount		USD Equivalent
December 31, 2024	C$	GHS	$
Cash and cash equivalents	220	118,772	8,232
Receivables	53	941	101
Value added tax receivables	‐	122,325	8,328
Accounts payable and accrued liabilities	(1,901)	(121,094)	(9,529)
Long‐term incentive plan liabilities	(10,640)	‐	(7,405)
Lease liabilities	(117)	‐	(83)
Net exposure to foreign currency	(12,385)	120,944	(356)

	Foreign currency amount			USD Equivalent
December 31, 2023	C$	ZAR	XOF	$
Cash and cash equivalents	1,329	742	5,811	1,070
Receivables	33	‐	‐	25
Accounts payable and accrued liabilities	(2,740)	(432)	(36,771)	(2,152)
Long‐term incentive plan liabilities	(8,559)	‐	‐	(6,457)
Lease liability	(270)	‐	‐	(203)
Net exposure to foreign currency	(10,207)	310	(30,960)	(7,717)

A +/-10% change in the prevailing exchange rates as at December 31, 2024, with all other variables held constant, would have resulted in a $0.1 million decrease (increase) to the Company's net income for the year ended December 31, 2024 (year ended December 31, 2023 - $0.8 million decrease (increase) to net income).

(iii) Price risk

Price risk is the risk that future cash flows of a financial instrument will fluctuate because of changes in market prices, other than those arising from currency risk or interest rate risk. The Company is exposed to gold price risk as changes in the gold price may affect the Company's earnings or the value of its financial instruments. The Company's revenue is directly dependent on gold prices which have demonstrated significant volatility and are beyond the Company's control.

From time to time, the Company enters into hedging programs to manage its exposure to gold price risk with an objective of margin protection, specifically during periods of forecast elevated capital spend. The Board of Directors continually assess the Company's strategy towards its gold hedging program. The effectiveness of gold hedging programs is directly dependent on the price of gold and can impact the Company's earnings and cash flows, as the Company remeasures hedging instruments to fair value at each reporting date and may incur realized gains or losses at maturity. Refer to note 28(b) for disclosure of realized losses recorded on the Company's gold hedging instruments during the year.